TRADE ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS	TRADE ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS

(in thousands of $)	2024	2023
Trade accounts receivable
Trade receivables from charterers	36,821	41,190
Total trade accounts receivable	36,821	41,190

Other current assets
Amounts due from vessel and rig managers	25,374	14,117
Reimbursable amounts due from charterers	15,899	5,434
Collateral deposits on swap agreements	4,990	—
Taxes receivable	4,817	3,341
EU ETS allowances held or receivable	9,259	—
Deferred costs	—	4,492
Other	5,671	1,883
Total other current assets	66,010	29,267

Trade accounts receivable

Trade accounts receivable are presented net of the allowances for doubtful debts and expected credit losses. The allowance for expected credit losses relating to trade accounts receivable was $0.1 million as of December 31, 2024 (December 31, 2023: $15.0 thousand). As of December 31, 2024, the Company has no reason to believe that any remaining amount included in trade accounts receivable will not be recovered through due process or negotiation. (See also Note 27: Allowance for Expected Credit Losses).

Other current assets

Other current assets, include amounts due from vessel and rig managers, reimbursable amounts due from customers, and claims receivable, which are presented net of the allowance for expected credit losses. The allowance for expected credit losses relating to other current assets was $1.2 million as of December 31, 2024 (December 31, 2023: $0.8 million). (See also Note 27: Allowance for Expected Credit Losses).

Collateral deposits exist on our interest rate and cross currency swaps. Further amounts may be called upon during the term of the swaps if interest rates or currency rates move adversely. Also see Note 16: Other Long Term Assets.

As outlined in Note 2: Accounting Policies, the Company was subject to the EU ETS regulations effective January 1, 2024, which applies to emissions from vessels performing voyages that originate, terminate, or occur within an EU port. In accordance with its charter agreements, the Company receives EUAs from charterers when a vessel is directed to perform an EU-regulated voyage. As of December 31, 2024, the Company had $9.3 million of EU ETS allowances recorded in Other current assets reflecting EUAs received in hand and EUA receivables from charterers. The Company did not purchase any EUAs during the year ended December 31, 2024.

Deferred costs at December 31, 2023 are fulfillment costs related to a Hercules drilling contract which was completed in 2024. Refer to Note 8: Revenue from Contracts with Customers.